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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2015

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund

Principal	Description		Amortized Cost

Govt & Agency Sec
1,750,000.000	FHLB		1,749,917.42
	0.350% Due 6/17/16
	3130A5FQ7
2,000,000.000	FHLB		2,000,068.73
	0.375% Due 6/20/16
	3130A5RA9
2,000,000.000	FHLB		1,999,983.02
	0.375% Due 06/24/16
	3133834R9
2,000,000.000			1,999,722.31
	0.375% Due 7/21/16
	3130A5ZM4
2,000,000.000	FHLB		1,999,703.74
	0.375% Due 7/22/16
	3130A5ZX0
2,000,000.000	FHLB		1,999,309.67
	0.375% Due 08/03/16
	3130A65P8
11,750,000.000		Govt & Agency Sec	11,748,704.89	10.84%

Repurchase Agreement
14,375,129.000	Wells Fargo Repo		14,375,129.00
	0.13% due 8/20/15
14,375,129.000		Repurchase Agreement	14,375,129.00	13.26%

Short-Term Invest
42,229,114.670	American MoneyMarket		42,229,114.67
	0.250%
2,003,205.370	Bank of China (SC)		2,003,205.37
	33653 0.300%
2,356,166.630	CS Savings (SC)		2,356,166.63
	CS - 0.25%
245,000.000	Bank of the West		245,000.00
	03514 - 0.210%
245,000.000	Cent S Bk-St Cent IM		245,000.00
	10903 - 1.000%
245,000.000	Citizens St Bk-Pocah		245,000.00
	26720 - 0.400%
245,000.000	Comm Svgs-Manchester		245,000.00
	14633 - 0.400%
245,000.000	Comm Bank of Oelwein		245,000.00
	34857 - 0.400%
245,000.000	Fidelity Bank-Huxley		245,000.00
	14251 - 0.300%
245,000.000	FNB-Creston		245,000.00
	04444 - 0.400%
245,000.000	Iowa State Bank		245,000.00
	15808 - 0.300%
245,000.000	Nationwide Bk-Columb		245,000.00
	34710 - 0.300%
245,000.000	FNB Creston		245,000.00
	04503 - 0.250% Mthly
245,000.000	Treynor State Bk-IM		245,000.00
	14812 - 0.500%
2,756,864.650	Great Wstn Bk (ADM)		2,756,864.65
	0.300%
3,001,479.490	Frmrs & Mrchts ICS		3,001,479.49
	0.250%
53,206.950	FNB Omaha ICS		53,206.95
	0.250%
3,005,342.660	M&T Bank (ADM)		3,005,342.66
	0.300%
2,511,456.030	TD Savings (SC)		2,511,456.03
	18409 - 0.27%
3,121,816.550	Wells Fargo Svg (SC)		3,121,816.55
	03511 - 0.27%
245,000.000	Homestreet Bank CD		245,000.00
	0.35% 09/02/15
245,000.000	Grand Ridge Ntl Bk		245,000.00
	03674 0.65% 09/23/15
245,000.000	Peoples Bank AL (SC)		245,000.00
	22537 0.34% 09/24/15
245,000.000	BankUnited NA CD		245,000.00
	0.50% 09/25/15
245,000.000	Standard B&T Co CD		245,000.00
	0.45% 09/25/15
245,000.000	Comenity Capital Bk		245,000.00
	0.50% 09/29/15
245,000.000	Pacific Western Bk		245,000.00
	0.55% 09/29/15
245,000.000	Beal Bank USA		245,000.00
	0.50% 09/30/15
245,000.000	Southern First Bank		245,000.00
	0.45% 09/30/2015
245,000.000	Goldman Sachs Bk USA		245,000.00
	0.40% 10/01/15
245,000.000	Peoples United Bank		245,000.00
	0.40% 10/01/15
245,000.000	TCF National Bk		245,000.00
	0.40% 10/01/15
245,000.000	First Niagara Bk NY		245,000.00
	0.50% 10/02/15
245,000.000	Apple Savings Bk		245,000.00
	0.40% Due 10/08/15
245,000.000	Bremer Bk NA		245,000.00
	0.40% Due 10/08/15
1,002,246.380	CDARS Frontier Bank		1,002,246.38
	0.45% Due 10/08/15
3,000,000.000	CDARS Frontier Bank		3,000,000.00
	0.60% Due 10/08/15
245,000.000	Everbank FL CD		245,000.00
	0.40% 10/15/15
245,000.000	Meridian Bk CD		245,000.00
	0.35% 10/15/15
245,000.000	Medallion Bank UT CD		245,000.00
	0.45% Due 10/19/15
1,500,000.000	CDARS Frontier Bank		1,500,000.00
	0.50% Due 10/22/15
245,000.000	Hardin Cnty Bank		245,000.00
	0.40% Due 10/23/15
1,502,994.790	CDARS Frontier Bank		1,502,994.79
	0.40% Due 10/29/15
248,578.220	Newburyport Bk,MA CD		248,578.22
	90251 0.45% 11/29/15
245,000.000	Valley Cnt Svgs CD		245,000.00
	0.40% Due 12/04/15
245,000.000	GE Capital Bk CD		245,000.00
	0.40% Due 12/07/15
245,000.000	Bank Hapoalim NY CD		245,000.00
	0.55% 12/11/15
246,967.840	OneWest Bank CD (SC)		246,967.84
	58978 0.90% 12/26/15
246,497.920	Frontenac Bk CD (SC)		246,497.92
	34986 0.56% 12/27/15
246,347.500	Merrick Bank CD (SC)		246,347.50
	34519 0.82% 01/15/16
245,000.000	Northfield Bk CD		245,000.00
	0.40% Due 01/20/16
245,000.000	Customers Bk CD		245,000.00
	0.40% Due 01/21/16
245,000.000	First Merit Bk CD		245,000.00
	0.45% Due 01/22/16
246,347.500	EnerBank CD (SC)		246,347.50
	57293 0.66% 01/22/16
245,000.000	NXT Bank, IA CD		245,000.00
	16438 0.55% 01/26/16
245,980.000	Central Bk IL CD(SC)		245,980.00
	11670 0.40% 02/05/16
250,000.000	Freedom Financial CD		250,000.00
	35031 0.50% 02/07/16
246,323.000	Seaside Nat'l CD(SC)		246,323.00
	58328 0.563% 2/14/16
245,980.000	Solera National Bank		245,980.00
	58534 0.45% 03/07/16
246,715.000	TriState Capital Ban		246,715.00
	58457 0.70% 03/27/16
1,000,000.000	CDARS Frmers & Mrcnt		1,000,000.00
	0.42% Due 05/19/16
246,837.500	Bank of Rison CD		246,837.50
	8730 0.75% 06/10/16
245,000.000	BMW Bank, N.A. CD		245,000.00
	35141 0.45% 06/24/16
245,000.000	Fed Svgs Bk CD		245,000.00
	35518 0.50% 06/30/16
245,000.000	Discover Bank, DE CD		245,000.00
	05649 0.55% 07/01/16
245,000.000	Mizuho Bank USA		245,000.00
	0.45% 07/01/16
245,000.000	Santander Bank NA CD		245,000.00
	0.55% 07/01/16
246,960.000	Banco Popula CD (SC)		246,960.00
	34968 0.95% 07/30/16
82,297,428.650		Short-Term Invest	82,297,428.65	75.91%

108,422,557.650	TOTAL PORTFOLIO		108,421,262.54	100.00%

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF August 28, 2015, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By:

/s/ Gregory D. Boal

Gregory D. Boal, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Gregory D. Boal

Gregory D. Boal

President (Principal Executive Officer)

Date: August 28, 2015

By:

/s/ Amy M. Mitchell

Amy M. Mitchell

Treasurer (Principal Financial Officer)

Date: August 28, 2015